EMPLOYEE BENEFITS (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Discount rate	3.02%	2.56%	1.81%
Inflation	3.20%	3.20%	3.00%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate	RV-2014	RV-2014	RV-2014